Stock-based compensation (Details) - Stock options [Member] shares in Thousands	3 Months Ended
Mar. 31, 2018 $ / shares shares
Number of shares, Outstanding - beginning of period | shares	9,175
Number of shares, Granted | shares	100
Number of shares, Exercised | shares	(710)
Number of shares, Cancelled | shares	(1,160)
Number of shares, Forfeited/expired | shares	0
Number of shares, Outstanding - end of period | shares	7,405
Weighted average exercise price, Outstanding - beginning of period | $ / shares	$ 0.38
Weighted average exercise price, Granted | $ / shares	0.63
Weighted average exercise price, Exercised | $ / shares	0.47
Weighted average exercise price, Cancelled | $ / shares	0.47
Weighted average exercise price, Forfeited/expired | $ / shares	0
Weighted average exercise price, Outstanding - end of period | $ / shares	$ 0.36